FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2017	December 31, 2016

Cash and cash equivalents	$15,882	$1,983,028
Accounts receivable	32,976	25,302
Accounts payable	(80,000)	(75,480)

	$(31,142)	$1,932,850